Acquisitions (Q3) (Details) $ in Thousands				3 Months Ended	9 Months Ended		12 Months Ended
	May 01, 2019 USD ($)	Feb. 01, 2019 USD ($) Store	Dec. 01, 2018 USD ($) Store	Jun. 30, 2019 USD ($) Acquisition	Jun. 30, 2020 USD ($) Acquisition Store	Jun. 30, 2019 USD ($) Acquisition	Sep. 30, 2019 USD ($)
Acquisition [Abstract]
Number of acquisitions completed | Acquisition				1	0	4
Number of stores | Store					63
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Goodwill					$ 113,059		$ 113,059
Slalom Shop [Member]
Acquisition [Abstract]
Number of stores | Store			2
Cash paid for acquisition			$ 1,600
Interest rate			5.00%
Notes payable term					3 years
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Total purchase price			$ 7,900
Slalom Shop [Member] | Notes Payable to Seller [Member]
Acquisition [Abstract]
Note payable to seller							$ 5,100
Slalom Shop [Member] | Notes Payable to Seller at 5% [Member]
Acquisition [Abstract]
Note payable to seller			$ 1,300
Ocean Blue [Member]
Acquisition [Abstract]
Number of stores | Store		3
Cash paid for acquisition		$ 8,700
Interest rate		5.00%
Notes payable term					3 years
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Total purchase price		$ 10,700
Ocean Blue [Member] | Notes Payable to Seller at 5% [Member]
Acquisition [Abstract]
Note payable to seller		1,900
Ocean Blue [Member] | Long-term Debt [Member]
Acquisition [Abstract]
Note payable to seller		8,500
Ray Clepper [Member]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Total purchase price		$ 300
Caribee [Member]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Prepaid expenses				$ 38		$ 38
Accounts receivable				101		101
Inventory				4,406		4,406
Property and equipment				7,000		7,000
Identifiable intangible assets				1,860		1,860
Goodwill				1,860		1,860
Liabilities assumed				(4,932)		(4,932)
Total purchase price	$ 10,300			10,333		10,333
Caribee [Member] | Long-term Debt [Member]
Acquisition [Abstract]
Note payable to seller	$ 10,300
Slalom Shop, Ocean Blue, Ray Clepper and Caribee [Member]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Prepaid expenses				164		164
Accounts receivable				236		236
Inventory				31,701		31,701
Property and equipment				7,037		7,037
Identifiable intangible assets				9,852		9,852
Goodwill				9,947		9,947
Liabilities assumed				(29,717)		(29,717)
Total purchase price				$ 29,220		$ 29,220